Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Risk Management Explanatory [Abstract]
Disclosure of credit risk exposure [text block]
The credit quality of financial assets that are not past due or impaired can be evaluated by reference to external credit ratings (if they are available) or historical information on counterparty late payment rates:

Financial institution	Financial assets	Rating			As of December 31, 2020
		Moody´s	S&P	Fitch	ThUS$
Banco de Crédito e Inversiones	Time deposits	P-1	A-1	-	9,002
Banco de Chile	Time deposits	P-1	A-1	-	10,503
Banco Estado	Time deposits	P-1	A-1	-	1,001
Banco Itau Corpbanca	Time deposits	P-2	A-2	-	7,299
Banco Santander – Santiago	Time deposits	P-1	A-1	-	16,702
Scotiabank Sud Americano	Time deposits	-	-	F1+	7,002
JP Morgan US dollar Liquidity Fund Institutional	Investment fund	Aaa-mf	AAAm	AAAmmf	102,753
Legg Mason - Western Asset Institutional cash reserves	Investment fund	-	AAAm	AAAmmf	107,625
Other banks with lower balances	Time deposits	-	-	-	86
Total					261,973

Financial institution	Financial assets	Rating			As of December 31, 2020
		Moody´s	S&P	Fitch	ThUS$
Banco de Crédito e Inversiones	90 days to 1 year	P-1	A-1	-	185,589
Banco Itaú Corpbanca	90 days to 1 year	P-2	A-2	-	49,006
Banco Santander - Santiago	90 days to 1 year	P-1	A-1	-	45,168
Banco Scotiabank Sud Americano	90 days to 1 year	-	-	F1+	31,668
JP Morgan Asset Management	90 days to 1 year	P-1	A-1	N1+	34,028
Total					345,459

Financial institution	Financial assets	Rating			As of December 31, 2019
		Moody´s	S&P	Fitch	ThUS$
Banco de Chile	Time deposits	P-1	A-1	-	50,221
Banco de Crédito e Inversiones	Time deposits	P-1	A-1	-	42,096
Banco Itaú Corpbanca	Time deposits	P-2	A-2	-	39,093
Banco Santander	Time deposits	P-1	A-1	-	2,708
Scotiabank Sud Americano	Time deposits	-	-	F1+	14,428
Banco Estado	Time deposits	P-1	A-1	-	500
BBVA Banco Francés	Time deposits	-	-	-	53
JP Morgan US dollar Liquidity Fund Institutional	Investment fund	Aaa-mf	AAAm	AAAmmf	181,155
Legg Mason - Western Asset Institutional cash reserves	Investment fund	-	AAAm	AAAmmf	146,078
Total					476,332

Financial institution	Financial assets	Rating			As of December 31, 2019
		Moody´s	S&P	Fitch	ThUS$
Banco Scotiabank Sud Americano	90 days to 1 year	P-2	-	-	54,180
Banco de Crédito e Inversiones	90 days to 1 year	P-1	A-1	-	178,448
Banco Santander (*)	90 days to 1 year	P-1	A-1	-	74,365
Banco Itau Corpbanca	90 days to 1 year	P-2	A-2	-	127,579
Banco Security	90 days to 1 year	-	A-2	F2	17,965
Banco de Chile	90 days to 1 year	-	-	-	18,026
Banco Estado	90 days to 1 year	P-1	A-1	-	15,126
Total					485,689

(*) This includes ThUS$ 1,870 associated with collateral in guarantee used to reduce the liquidity risk.

Disclosure of cash and cash equivalents of cashflows [Text Block]
The position in other cash and cash equivalents are invested in highly liquid mutual funds with an AAA risk rating.

(1)	Unsecured obligations are presented on a contractual basis and have no effects related to anticipated redemptions.

	Nature of undiscounted cash flows
As of December 31, 2020 (figures expressed in millions of US dollars)	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
Bank borrowings	70.08	0.94	71.40	-	72.34
Unsecured obligations (1)	1,872.09	88.22	927.17	1,727.14	2,742.53
Sub total	1,942.17	89.16	998.57	1,727.14	2,814.87
Hedging liabilities	40.21	6.06	12.34	11.07	29.47
Derivative financial instruments	5.39	5.39	-	-	5.39
Sub total	45.60	11.45	12.34	11.07	34.86
Current and non-current lease liabilities	31.07	6.40	21.04	7.17	34.61
Trade accounts payable and other accounts payable	203.93	203.93	-	-	203.93
Total	2,222.77	310.94	1,031.95	1,745.38	3,088.27

	Nature of undiscounted cash flows
As of December 31, 2019 (figures expressed in millions of US dollars)	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
Bank borrowings	70.19	2.17	74.87	-	77.04
Unsecured obligations	1,697.11	326.34	614.29	1,184.38	2,125.01
Sub total	1,767.30	328.51	689.16	1,184.38	2,202.05
Hedging liabilities	23.66	6.57	24.33	32.37	63.27
Derivative financial instruments	3.17	3.17	-	-	3.17
Sub total	26.83	9.74	24.33	32.37	66.44
Current and non-current lease liabilities	37.90	8.90	23.01	10.27	42.18
Trade accounts payable and other accounts payable	205.79	205.79	-	-	205.79
Total	2,037.82	552.94	736.50	1,227.02	2,516.46

1	All current assets divided by all current liabilities.